LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 9:-LEASES

The Company has various operating leases for office space, vehicles and warehouse space that expire on different dates through 2030. Its lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. The Company provided several security deposits mainly to secure various operating lease agreements in connection with its office space.

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2022, are as follows:

2023	$3,987
2024	5,073
2025	4,280
2026	3,234
2027	3,003
2028 and thereafter	6,713

Total undiscounted lease payments	$26,290

Less: adjustment to discounted lease payments	(2,144)

Total discounted lease payments	$24,146

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Weighted-average remaining lease term (years):	6.42

Weighted-average discount rate:	2.7%

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Weighted average remaining lease term (years):	7.37

Weighted average discount rate:	2.7%

Total rent expenses for the years ended December 31, 2022, 2021 and 2020 were $6,856, $6,193 and $5,955, respectively (see also Note 17b).